CONSOLIDATED STATEMENT OF CASH FLOWS UNAUDITED - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss	$ (3,540,148)	$ (19,915,940)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	95,709	513,860
Gain on forgiveness of payables and liabilities	0	(53,397)
Change in fair market of derivative liabilities	117,526	(320,778)
Loss on equity investment	1,500,000	159,849
Issuance of common stock for legal settlement	0	1,989,900
Amortization of debt discount	0	0
Impairment of goodwill and intangible assets	0	6,925,137
Bad debt expense	59,817	2,433,876
Loss on deconsolidation	0	1,642,795
Operating lease expense	35,068	31,087
Changes in operating assets and liabilities:
Accounts receivable	(58,434)	70,870
Inventory	0	(8,252)
Contract assets	0	(73,048)
Prepaid expenses and other assets	(77,103)	30,116
Contract liabilities	0	323,471
Loss provision for contracts in progress	0	15,968
Accounts payable and accrued expenses	2,182,555	2,272,852
Operating lease liabilities, net	(36,626)	(30,372)
Other current liabilities	(225,978)	(74,090)
Other assets	0	0
Other liabilities	(22,604)	0
Net cash used in operating activities	29,782	(4,066,096)
Cash flows from investing activities:
Purchases of property and equipment	(60,431)	(102,350)
Investment in related party	0	0
Investment in joint venture	0	(113,124)
Issuance of note receivable, related party	(29,817)	(563,317)
Advances to related party	(30,000)	(630,337)
Net cash used in investing activities	(120,248)	(1,409,128)
Cash flows from financing activities:
Issuance of common stock, net of fees	1,043,130	3,067,764
Proceeds from convertible notes	0	50,000
Net repayments of loan payable	579,950	(27,047)
Net cash provided by financing activities	1,623,081	3,090,717
Net change in cash	1,532,615	(2,384,507)
Effect of exchange rate on cash	(1,379,338)	389,067
Cash at beginning of year	11,912	2,060,332
Cash at end of year	165,186	64,892
Supplemental disclosure of cash flow information:
Cash paid for interest	18,971	47,948
Cash paid for income taxes	0	0
Non-cash financing and investing activities:
Conversion of convertible debt	$ 109,521	$ 0